Fair Value Measurements (Tables)	8 Months Ended
Sep. 30, 2024
Fair Value Measurements [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets Measured	The following tables present the Company’s fair value hierarchy for financial assets measured as of September 30, 2024 (in thousands):
	Fair Value Measurements as of September 30, 2024
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$403,322	$—	$—	$403,322
Total financial assets	$403,322	$—	$—	$403,322